Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2020 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2020, the Fund owned 0.7% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2020 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 24.1%
Description		Value
________________________________________________________________________________________________________
Senior Debt Portfolio (identified cost, $53,719,009)		$52,873,182
________________________________________________________________________________________________________
Total Investment in Affiliated Portfolio (identified cost $53,719,009)		$52,873,182
________________________________________________________________________________________________________
U.S. Treasury Obligations — 57.5%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/21(1)	$11,938	$11,911,737
0.125%, 1/15/22(1)	12,501	12,532,687
0.125%, 4/15/22(1)	14,807	14,839,061
0.125%, 7/15/22(1)	1,678	1,692,193
0.125%, 1/15/23(1)	20,058	20,202,355
0.125%, 10/15/24(1)	4,010	4,086,510
0.25%, 1/15/25(1)	7,602	7,776,745
0.375%, 7/15/23(1)	1,658	1,693,946
0.50%, 4/15/24(1)	10,198	10,480,786
0.625%, 7/15/21(1)	1,712	1,729,573
0.625%, 4/15/23(1)	16,568	16,942,008
0.625%, 1/15/24(1)	14,331	14,787,357
2.375%, 1/15/25(1)	6,823	7,697,510
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $124,294,770)		$126,372,468
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.599%, 8/15/46(2)(3)	$830	$851,857
Motel 6 Trust
Series 2017-MTL6, Class A, 2.660%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(4)	1,047	1,048,511
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities (identified cost $1,894,338)		$1,900,368
________________________________________________________________________________________________________
Asset-Backed Securities — 17.8%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/23(2)	$5,280	$5,324,921
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(2)	126	127,370
Avant Loans Funding Trust
Series 2018-B, Class A, 3.42%, 1/18/22(2)	387	387,235
Series 2019-A, Class A, 3.48%, 7/15/22(2)	615	617,455
Avis Budget Rental Car Funding, LLC
Series 2014-2A, Class A, 2.50%, 2/20/21(2)	296	296,040
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	616	616,530
Chesapeake Funding Il, LLC
Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	518	518,456
Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	2,272	2,275,631
CNH Equipment Trust
Series 2016-C, Class A3, 1.44%, 12/15/21	103	102,620
Series 2017-A, Class A3, 2.07%, 5/16/22	603	603,356
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	1,648	1,709,617
Consumer Loan Underlying Bond Credit Trust
Series 2018-P3, Class A, 3.82%, 1/15/26(2)	370	373,267
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class B, 3.04%, 12/15/25(2)	253	254,128
Series 2017-2A, Class A, 2.55%, 2/17/26(2)	2,609	2,613,131
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(2)	1,561	1,567,611
Series 2018-1, Class C, 3.22%, 3/15/23	576	577,653
Enterprise Fleet Financing, LLC
Series 2016-2, Class A3, 2.04%, 2/22/22(2)	387	386,665
Series 2017-1, Class A2, 2.13%, 7/20/22(2)	661	661,245
Exeter Automobile Receivables Trust
Series 2017-1A, Class B, 3.00%, 12/15/21(2)	33	32,878
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	174	173,864
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	744	749,763
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(2)	2,044	2,051,903
Series 2020-FP1, Class A, 2.52%, 3/18/27(2)	875	878,154
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	1,999	2,004,983
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(2)	1,337	1,339,079
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/28(2)	300	302,237
Series 2019-2A, Class A, 3.13%, 7/16/29(2)	1,213	1,223,959
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/21(2)	41	40,806
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,299	1,300,503
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	1,265	1,271,372
Prosper Marketplace Issuance Trust
Series 2018-2A, Class A, 3.35%, 10/15/24(2)	111	111,586
Small Business Lending Trust
Series 2020-A, Class A, 2.62%, 12/15/26(2)	985	989,313
Sofi Consumer Loan Program, LLC
Series 2017-6, Class A2, 2.82%, 11/25/26(2)	966	970,919
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(2)	1,016	1,016,974
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(2)	520	554,766
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	460	459,961
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,300	1,320,581
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33(2)	1,690	1,711,815
Upgrade Receivables Trust
Series 2018-1A, Class B, 4.53%, 11/15/24(2)	450	454,410
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(2)	1,079	1,124,819
Series 2019-1A, Class A2, 3.188%, 7/15/44(2)	121	124,539
________________________________________________________________________________________________________
Total Asset-Backed Securities (identified cost $38,980,098)		$39,222,115
________________________________________________________________________________________________________
Short-Term Investments — 0.3%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(5)	753,351	$753,426
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $753,426)		$753,426
________________________________________________________________________________________________________
Total Investments — 100.6% (identified cost $219,641,641)		$221,121,559
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.6)%		$(1,291,616)
________________________________________________________________________________________________________
Net Assets — 100.0%		$219,829,943
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $39,048,460 or 17.8% of the Fund's net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Inflation Swaps
Counterparty	Notional Amount (000's omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Bank of America, N.A.	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	$(8,169)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	(97,267)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	(47,076)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	13,981
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	17,363
Bank of America, N.A.	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303% (pays upon termination)	6/7/23	(305,760)
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	(79,780)
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	(24,729)
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(195,033)
Barclays Bank PLC	11,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.333% (pays upon termination)	7/3/23	(360,095)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(113,939)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	(28,486)
Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	(81,421)
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	(39,379)
___________________________________________________________________________________________________________
$(1,349,790)
___________________________________________________________________________________________________________
Abbreviations:
CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR - London Interbank Offered Rate
Currency Abbreviations:
USD - United States Dollar

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $753,426 which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,455,763	$17,939,463	$(18,641,975)	$447	$(272)	$ 753,426	$9,297	753,351

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Investment in Affiliated Portfolio	$52,873,182	$—	$—	$52,873,182
U.S. Treasury Obligations	—	126,372,468	—	126,372,468
Commercial Mortgage-Backed Securities	—	1,900,368	—	1,900,368
Asset-Backed Securities	—	39,222,115	—	39,222,115
Short-Term Investments	—	753,426	—	753,426
________________________________________________________________________________________________________
Total Investments	$52,873,182	$168,248,377	$—	$221,121,559
________________________________________________________________________________________________________
Swap Contracts	$—	$31,344	$—	$31,344
________________________________________________________________________________________________________
Total	$52,873,182	$168,279,721	$—	$221,152,903
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Swap Contracts	$—	$(1,381,134)	$—	$(1,381,134)
________________________________________________________________________________________________________
Total	$—	$(1,381,134)	$—	$(1,381,134)
________________________________________________________________________________________________________

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at January 31, 2020 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.